American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2023

VP International - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 3.0%
CSL Ltd.	20,760	4,020,598
NEXTDC Ltd.(1)	166,490	1,178,213
		5,198,811
Belgium — 1.0%
KBC Group NV	26,390	1,813,277
Brazil — 0.4%
Sendas Distribuidora SA	253,000	774,706
Canada — 4.6%
Aritzia, Inc.(1)	27,730	889,863
Canadian Pacific Railway Ltd.(2)	36,220	2,789,061
Element Fleet Management Corp.(2)	102,710	1,348,947
First Quantum Minerals Ltd.	51,280	1,178,890
GFL Environmental, Inc.	50,802	1,749,621
		7,956,382
China — 2.1%
H World Group Ltd., ADR(1)	24,260	1,188,255
Li Ning Co. Ltd.	199,500	1,568,849
Tencent Holdings Ltd.	17,500	855,213
		3,612,317
Denmark — 4.9%
Novo Nordisk A/S, B Shares	50,176	7,969,015
Vestas Wind Systems A/S	17,330	505,073
		8,474,088
Finland — 0.2%
Neste Oyj	6,820	336,934
France — 20.5%
Air Liquide SA	20,269	3,392,799
Airbus SE	19,900	2,657,993
Arkema SA	7,780	768,172
Bureau Veritas SA	46,836	1,345,714
Capgemini SE	8,050	1,495,975
Edenred	39,167	2,318,087
EssilorLuxottica SA	7,550	1,361,437
Hermes International	660	1,336,669
L'Oreal SA	5,250	2,345,924
LVMH Moet Hennessy Louis Vuitton SE	7,620	6,994,461
Pernod Ricard SA	10,830	2,452,246
Safran SA	12,760	1,888,947
Sartorius Stedim Biotech	2,273	697,345
Schneider Electric SE	22,810	3,812,093
Thales SA	7,680	1,135,463
Valeo SA	68,590	1,407,451
		35,410,776
Germany — 6.5%
Brenntag SE	13,590	1,022,731
HUGO BOSS AG	18,220	1,310,209
Infineon Technologies AG	72,493	2,976,937
Mercedes-Benz Group AG	23,060	1,773,378
Puma SE	34,010	2,108,362

Symrise AG	8,980	977,239
Zalando SE(1)	23,880	1,000,823
		11,169,679
Hong Kong — 3.4%
AIA Group Ltd.	369,400	3,874,029
Hong Kong Exchanges & Clearing Ltd.	20,400	904,224
Techtronic Industries Co. Ltd.	101,500	1,099,763
		5,878,016
India — 0.7%
HDFC Bank Ltd.	60,860	1,197,045
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,173,900	1,271,827
Ireland — 3.8%
Bank of Ireland Group PLC	89,570	906,296
CRH PLC	32,090	1,621,196
ICON PLC(1)	7,780	1,661,730
Kerry Group PLC, A Shares	24,590	2,452,244
		6,641,466
Italy — 3.3%
Ferrari NV	14,040	3,804,610
Prysmian SpA	45,110	1,894,201
		5,698,811
Japan — 11.1%
BayCurrent Consulting, Inc.	63,100	2,619,792
Fast Retailing Co. Ltd.	9,400	2,057,777
Hoya Corp.	17,900	1,978,169
JMDC, Inc.	26,700	925,893
Keyence Corp.	8,200	4,018,888
Kobe Bussan Co. Ltd.	6,100	170,325
Lasertec Corp.	9,500	1,687,954
MonotaRO Co. Ltd.	128,300	1,616,018
Murata Manufacturing Co. Ltd.	25,200	1,535,820
Obic Co. Ltd.	10,600	1,678,971
Seven & i Holdings Co. Ltd.	20,300	917,034
		19,206,641
Netherlands — 7.1%
Adyen NV(1)	1,408	2,243,546
ASML Holding NV	8,220	5,601,502
Koninklijke DSM NV	13,545	1,602,974
Universal Music Group NV	109,720	2,778,631
		12,226,653
Singapore — 0.5%
Sea Ltd., ADR(1)	10,420	901,851
Spain — 3.2%
Cellnex Telecom SA	64,156	2,494,875
Iberdrola SA	251,041	3,127,418
		5,622,293
Sweden — 1.5%
Epiroc AB, A Shares	61,480	1,220,379
Hexagon AB, B Shares	118,410	1,362,829
		2,583,208
Switzerland — 6.8%
Alcon, Inc.	27,352	1,941,650
Julius Baer Group Ltd.	14,230	972,029
Lonza Group AG	5,130	3,088,257

On Holding AG, Class A(1)	35,700	1,107,771
Sika AG	8,451	2,370,467
Zurich Insurance Group AG	4,670	2,237,857
		11,718,031
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	57,000	998,903
Thailand — 0.6%
Kasikornbank PCL	251,800	977,001
United Kingdom — 12.9%
Ashtead Group PLC	20,310	1,247,132
AstraZeneca PLC	41,770	5,787,412
Compass Group PLC	66,900	1,681,300
Halma PLC	38,910	1,074,168
HSBC Holdings PLC(2)	424,800	2,881,127
London Stock Exchange Group PLC	29,625	2,877,466
NatWest Group PLC	488,958	1,595,482
Reckitt Benckiser Group PLC	34,171	2,599,643
Segro PLC	135,580	1,291,507
Whitbread PLC	35,536	1,312,745
		22,347,982
TOTAL COMMON STOCKS (Cost $132,750,313)		172,016,698
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,088	1,088
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,386,299	1,386,299
		1,387,387
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $211,088), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $203,680)		203,601
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $599,826), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $588,236)		588,000
		791,601
TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,988)		2,178,988
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $134,929,301)		174,195,686
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,239,718)
TOTAL NET ASSETS — 100.0%		$172,955,968

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.1%
Health Care	17.0%
Information Technology	16.4%
Industrials	15.3%
Financials	13.3%
Materials	6.9%
Consumer Staples	6.7%
Communication Services	4.0%
Utilities	1.8%
Real Estate	0.7%
Energy	0.2%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,925,523. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,129,115, which includes securities collateral of $2,742,816.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,609,228	$165,407,470	—
Short-Term Investments	1,387,387	791,601	—
	$7,996,615	$166,199,071	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.